Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parenthetical
Allowance for doubtful accounts	$ 150,000	$ 150,000
Less valuation allowance for deferred tax asset	$ 141,394	$ 139,463
Common stock, par value	$ 0	$ 0
Common stock, authorized shares	unlimited	unlimited
Common stock, issued shares	63,877,703	63,877,703
Common stock, outstanding shares	63,877,703	63,877,703